Derivative liabilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Number of Periods	152 years
Discount rate	0.13%
Derivative liability	$ 749,600	$ 40,400,000	$ 0	$ 750,000
Future [Member] | Convertible Note Payable [Member]
Derivative liability	$ 750,000